Recently Issued Accounting Pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		¥ 1,540,317			¥ (329)
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		(1,535,142)	[1]		¥ 330
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating assets, right of use assets		600,000
Operating assets, lease liabilities		¥ 600,000
ASU No.2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities	¥ 5,000
ASU No.2016-01 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	1,545,000
ASU No.2016-01 | Retained Earnings | Equity Method Investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	1,530,000
ASU No.2016-01 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	¥ 10,000
ASU No. 2015-02 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				¥ (329)
ASU No. 2015-02 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				¥ 330

[1]	See Note 2 "Recently issued accounting pronouncements" for further details of the cumulative-effect adjustment for AOCI.